LONG-TERM INVESTMENTS, NET - Equity investments measured under measurement alternative and NAV practical expedient (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Long-term investments, net
Initial cost basis	¥ 839,296		¥ 835,790
Cumulated unrealized losses (including impairment)	(795,550)		(774,150)
Total carrying value	43,746		61,640
Impairment loss for equity investments accounted for using measurement alternative	28,800	$ 4,056	591,876	¥ 183,789
Private equity fund
Long-term investments, net
Total carrying value	86,200		91,000
Fair value changes recognized	¥ (4,800)		¥ (32,900)	¥ 51,600
Investment lock-up period	8 years	8 years